Relationship between Plans Benefit Obligations and Assets (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	$ 589,046	$ 536,365
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	483,944	440,206
Plans with assets in excess of projected benefit obligations		1,100
Plans with assets in excess of accumulated benefit obligations		1,100
Plans with projected benefit obligations in excess of plan assets, plan asset	314,216	326,323
Plans with accumulated benefit obligations in excess of plan assets, plan asset	314,216	326,323
Plans with assets in excess of projected benefit obligations, plan asset		1,104
Plans with assets in excess of accumulated benefit obligations, plan asset		1,104
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	141,627	141,149
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	46,464	47,242
Plans with assets in excess of projected benefit obligations	45,437	50,237
Plans with assets in excess of accumulated benefit obligations	128,930	132,756
Plans with projected benefit obligations in excess of plan assets, plan asset	119,730	124,920
Plans with accumulated benefit obligations in excess of plan assets, plan asset	31,868	33,083
Plans with assets in excess of projected benefit obligations, plan asset	49,734	51,517
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 137,596	$ 143,354